BUSINESS ACQUISITION - Dada (Details) - Dada $ in Thousands	Apr. 30, 2020 USD ($)
Business Acquisition [Line Items]
Cash consideration	$ 10,437
Gain on remeasurement of fair value as of acquisition date	3,855
Total	$ 14,292